Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 12, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 12, 2011
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGAX
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGCX
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGYX
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGLX